Consolidated and Combined Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	R.R. Donnelley & Sons Company	Common Stock	Common Stock R.R. Donnelley & Sons Company	Additional Paid-in-Capital	Additional Paid-in-Capital R.R. Donnelley & Sons Company	Net Parent Company Investment	Net Parent Company Investment R.R. Donnelley & Sons Company	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) R.R. Donnelley & Sons Company	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss R.R. Donnelley & Sons Company
Beginning Balance at Dec. 31, 2013	$ 524.6		$ 0.0		$ 0.0		$ 1,025.5		$ 0.0		$ (500.9)
Net earnings	57.4		0.0		0.0		57.4		0.0		0.0
Net transfers to RR Donnelley		$ (57.7)		$ 0.0		$ 0.0		$ (57.7)		$ 0.0		$ 0.0
Other comprehensive income (loss)	(172.8)		0.0		0.0		0.0		0.0		(172.8)
Ending Balance at Dec. 31, 2014	351.5		0.0		0.0		1,025.2		0.0		(673.7)
Net earnings	104.3		0.0		0.0		104.3		0.0		0.0
Net transfers to RR Donnelley		(53.2)		0.0		0.0		(53.2)		0.0		0.0
Net transfer of pension plan to RR Donnelley		200.9		0.0		0.0		(436.8)		0.0		637.7
Other comprehensive income (loss)	20.0		0.0		0.0		0.0		0.0		20.0
Ending Balance at Dec. 31, 2015	623.5		0.0		0.0		639.5		0.0		(16.0)
Net earnings	13.4						13.4				0.0
Net transfers to RR Donnelley	43.9						43.9				0.0
Other comprehensive income (loss)	2.8						0.0				2.8
Ending Balance at Mar. 31, 2016	683.6						696.8				(13.2)
Beginning Balance at Dec. 31, 2015	623.5		0.0		0.0		639.5		0.0		(16.0)
Net earnings	59.1		0.0		0.0		59.9		(0.8)		0.0
Separation-related adjustments	18.7		0.0		0.0		78.0		0.0		(59.3)
Net transfers to RR Donnelley		$ (598.8)		$ 0.0		$ 0.0		$ (598.8)		$ 0.0		$ 0.0
Reclassification of net parent company investment in connection with the Separation	0.0		0.0		178.6		(178.6)		0.0		0.0
Issuance of common stock upon separation	0.3		$ 0.3		0.0		0.0		0.0		0.0
Issuance of common stock upon separation (in shares)			32.4
Share-based compensation	1.3		$ 0.0		1.3		0.0		0.0		0.0
Issuance of share-based awards, net of withholdings and other	0.0		$ 0.0		0.0		0.0		0.0		0.0
Issuance of share-based awards, net of withholdings and other (in shares)			0.2
Other comprehensive income (loss)	7.0		$ 0.0		0.0		0.0		0.0		7.0
Ending Balance at Dec. 31, 2016	$ 111.1		$ 0.3		$ 179.9		$ 0.0		$ (0.8)		(68.3)
Ending Balance (in shares) at Dec. 31, 2016	32.6		32.6
Net earnings	$ 9.3
Separation-related adjustments	3.1
Share-based compensation	1.1
Issuance of share-based awards, net of withholdings and other	(0.6)
Other comprehensive income (loss)	0.5
Ending Balance at Mar. 31, 2017	$ 124.5										$ (67.8)
Ending Balance (in shares) at Mar. 31, 2017	32.8